Share-based payment	12 Months Ended
Dec. 31, 2018
Share-based payment
Share-based payment

26. Share-based payment

The Group has several equity-based incentive programs for executives and other eligible employees. The programs consist of performance share plans, restricted share plans and employee share purchase plans. The equity-based incentive grants are generally conditional on continued employment as well as the fulfillment of the performance, service and other conditions determined in the relevant plan rules. The share-based payment expense, including social security costs, for all equity-based incentive grants in the consolidated income statement amounts to EUR 62 million (EUR 99 million in 2017 and EUR 130 million in 2016).

Active share-based payment plans by instrument

	Performance shares outstanding at target		Restricted shares outstanding
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares at target	EUR(1)	shares outstanding	EUR(1)
As of January 1, 2016	22 928 850		2 104 474
Granted	23 110 479	4.70	5 406 682	4.73
Forfeited	(1 489 070)		(255 023)
Vested(2)	(1 132 709)		(1 286 596)
As of December 31, 2016	43 417 550		5 969 537
Granted	29 983 190	5.08	2 366 008	4.90
Forfeited	(2 589 904)		(807 556)
Vested(2)	(10 294 593)		(1 959 287)
As of December 31, 2017	60 516 243		5 568 702
Granted	36 943 251	4.39	1 479 350	4.47
Forfeited	(4 146 246)		(1 431 215)
Vested(2)	(10 169 717)		(2 034 789)
As of December 31, 2018(3)	83 143 531		3 582 048
(1)

The fair values of performance and restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.

(2)	Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.
(3)	Includes 18 969 595 performance shares for the Performance Share Plan 2016 and 178 428 Restricted Shares that vested on January 1, 2019.

Performance shares

In 2018, the Group administered four global performance share plans, the Performance Share Plans of 2015, 2016, 2017 and 2018. The performance shares represent a commitment by the Group to deliver Nokia shares to eligible participants at a future point in time, subject to the fulfillment of predetermined performance criteria. The number of performance shares at target is the amount of performance shares granted to an individual that will be settled if the target performance, with respect to the performance criteria, is achieved. Any additional payout beyond the minimum amount will be determined based on the financial performance against the established performance criteria during the two-year performance period. At maximum performance, the settlement amounts to two times the amount at target. Until the Nokia shares are delivered, the participants do not have any shareholder rights, such as voting or dividend rights, associated with the performance shares. The performance share grants are generally forfeited if the employment relationship with the Group terminates prior to vesting.

The Performance Share Plan 2018 includes a minimum payout guarantee for performance shares granted to non-executive participants, such that 25% of the performance shares granted will settle after the restriction period, regardless of the satisfaction of the applicable performance criteria. Performance shares granted to executive participants under the Performance Share Plan 2018 do not include a minimum payout guarantee.

Global performance share plans as of December 31, 2018:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period(1)	year
2015	–	124	2015-2016	2017	2018
2016	18 969 595	46	2016-2017	2018	2019
2017	27 696 747	29	2017-2018	2019	2020
2018	36 477 189	–	2018-2019	2020	2021
(1)	The restriction period will be no less than one year from the end of the performance period.

The 2018 performance share plan has a two-year performance period (2018-2019) and a subsequent one-year restriction period. The number of performance shares to be settled would be determined with reference to the performance targets during the performance period. Under the 2018 performance share plan the performance criteria are: Nokia annual earnings per share (diluted), annual free cash flow and revenue relative to market. The criteria exclude costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Restricted shares

In 2018, the Group administered four global restricted share plans: the Restricted Share Plans 2015, 2016, 2017 and 2018. Restricted shares are granted on a limited basis for purposes related to retention and recruitment of individuals deemed critical to the Group's future success.The vesting schedule for the plans follow a tranche vesting schedule whereby each plan vests in three equal tranches on the first, second and the third anniversary of the award subject to continued employment with the Group. Restricted Share Plan participants do not have any shareholder rights, such as voting or dividend rights, until the Nokia shares are delivered. The restricted share grants are generally forfeited if the employment relationship with the Group terminates prior to vesting of the applicable tranche or tranches.

Employee share purchase plan

The Group offers a voluntary Employee Share Purchase Plan to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly basis during a 12‑month savings period. The Group intends to deliver one matching share for every two purchased shares the employee holds as of the end of the Plan cycle. In 2018, 3 980 286 matching shares were issued as a settlement to the participants of the Employee Share Purchase Plan 2017 (2 920 204 matching shares issued under the 2016 Plan in 2017 and 1 661 951 matching issued under the 2015 plan and 601 408 free shares issued under the 2016 plan in 2016).

Legacy equity compensation programs

Stock options

In 2018, the Group administered one global stock option plan, the Stock Option Plan 2011. The last stock options under this Plan were granted in 2013. Each stock option entitles the holder to subscribe for one new Nokia share. The stock options are non-transferable and may be exercised for shares only. Shares will be eligible for dividends for the financial year in which the share subscription takes place. Other shareholder rights will commence on the date on which the subscribed shares are entered in the Trade Register. The stock option grants are generally forfeited if the employment relationship with the Group is terminated.

Reconciliation of stock options outstanding and exercisable:

		Weighted	Weighted		Weighted
		average exercise	average share	Number of	average exercise
	Number	price	price	options	price
Shares under option	of shares	EUR	EUR	exercisable	EUR
As of January 1, 2016	3 640 286	4.67		2 318 911	5.97
Exercised	(832 900)	2.52	4.87
Forfeited	(17 875)	2.57
Expired	(1 188 490)	7.81
As of December 31, 2016	1 601 021	3.34		1 197 771	3.56
Exercised	(415 750)	2.13	4.93
Forfeited	(215 000)	2.71
Expired	(522 771)	5.65
As of December 31, 2017	447 500	2.07		447 500	2.07
Exercised	(424 500)	2.06	5.07
Forfeited	–
Expired	–
As of December 31, 2018	23 000	2.35		23 000	2.35